BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION (Details) - USD ($)		12 Months Ended
	Nov. 25, 2022	Dec. 31, 2022	Jun. 30, 2025	Dec. 31, 2024	Jul. 17, 2019
Ruikede Xiamen | Wang Jing
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Ownership interest non-controlling interest					20.00%
Baide (Suzhou) Medical Company Limited | Ruikede Xiamen
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Total assets			$ 200,000
Ruikede Xiamen | Baide (Suzhou) Medical Company Limited
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Ownership interest before acquisition					80.00%
Percentage of ownership interest acquired	20.00%	20.00%
Consideration	$ 0
Ownership interest after acquisition	100.00%
Equity interest		$ 3,350
Total assets				$ 200,000